SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF EACH OF THE LISTED FUNDS:

                            ------------------------

DWS Alternative Asset Allocation          DWS Global Opportunities Fund         DWS Micro Cap Fund
  Plus Fund                               DWS Global Thematic Fund              DWS Mid Cap Growth Fund
DWS Balanced Fund                         DWS GNMA Fund                         DWS New York Tax-Free Income Fund
DWS Blue Chip Fund                        DWS Gold & Precious Metals Fund       DWS RREEF Global Infrastructure Fund
DWS California Tax-Free Income Fund       DWS Growth & Income Fund              DWS RREEF Global Real Estate
DWS Capital Growth Fund                   DWS Health Care Fund                    Securities Fund
DWS Climate Change Fund                   DWS High Income Fund                  DWS RREEF Real Estate Securities Fund
DWS Commodity Securities Fund             DWS High Income Plus Fund             DWS S&P 500 Index Fund
DWS Communications Fund                   DWS Inflation Protected Plus Fund     DWS Select Alternative Allocation Fund
DWS Core Fixed Income Fund                DWS Intermediate Tax/AMT Free Fund    DWS Short Duration Fund
DWS Core Plus Allocation Fund             DWS International Fund                DWS Short Duration Plus Fund
DWS Core Plus Income Fund                 DWS International Select Equity Fund  DWS Short-Term Municipal Bond Fund
DWS Disciplined Long/Short Growth Fund    DWS International Value               DWS Small Cap Core Fund
DWS Disciplined Long/Short Value Fund       Opportunities Fund                  DWS Small Cap Growth Fund
DWS Disciplined Market Neutral Fund       DWS Japan Equity Fund                 DWS Strategic Government Securities Fund
DWS Dreman Concentrated Value Fund        DWS Large Cap Value Fund              DWS Strategic High Yield Tax Free Fund
DWS Dreman High Return Equity Fund        DWS Large Company Growth Fund         DWS Strategic Income Fund
DWS Dreman Mid Cap Value Fund             DWS Latin America Equity Fund         DWS Target 2010 Fund
DWS Dreman Small Cap Value Fund           DWS LifeCompass 2015 Fund             DWS Target 2011 Fund
DWS EAFE(R) Equity Index Fund             DWS LifeCompass 2020 Fund             DWS Target 2012 Fund
DWS Emerging Markets Equity Fund          DWS LifeCompass 2030 Fund             DWS Target 2013 Fund
DWS Emerging Markets Fixed Income Fund    DWS LifeCompass 2040 Fund             DWS Target 2014 Fund
DWS Enhanced S&P 500 Index Fund           DWS LifeCompass Income Fund           DWS Technology Fund
DWS Equity 500 Index Fund                 DWS LifeCompass Protect Fund          DWS U.S. Bond Index Fund
DWS Equity Income Fund                    DWS LifeCompass Retirement Fund       DWS Value Builder Fund
DWS Equity Partners Fund                  DWS Lifecycle Long Range Fund
DWS Europe Equity Fund                    DWS Managed Municipal Bond Fund
DWS Floating Rate Plus Fund               DWS Massachusetts Tax-Free Fund
DWS Global Bond Fund

--------------------------------------------------------------------------------

The following information replaces similar disclosure regarding the schedule for posting portfolio holdings in the "Other Policies and Risks -- For more information" section of each fund's prospectus:

A complete list of the fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.







               Please Retain This Supplement for Future Reference



                                                                     [Logo]DWS
                                                                   INVESTMENTS
                                                           Deutsche Bank Group
October 27, 2008
DMF-3682